Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Effect of cash flow hedging instruments	$ (1,547)	$ (24,736)	$ 13,531
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of cash flow hedging instruments	(66)	3,091	(2,410)
Cost of service [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of cash flow hedging instruments	(2,945)	(21,504)	11,244
Research and development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of cash flow hedging instruments	803	(2,928)	2,477
Selling, general and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect of cash flow hedging instruments	$ 661	$ (3,395)	$ 2,220